Foreign Operations (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Revenues by geographic area						$ 5,746	$ 7,142	$ 7,142
Operating income (loss) by geographic area						(48,208)	(13,741)
Net income (loss) by geographic area		$ (5,434)	$ (5,468)	$ (10,638)	$ (16,072)	(49,238)	(19,408)
Identifiable assets by geographic area						36,581	31,803	36,581
Long lived assets by geographic area						18,737	15,933	18,737
Goodwill by geographic area						8,737	8,737	8,737
Successor [Member] | UNITED STATES
Revenues by geographic area						4,838	6,729
Operating income (loss) by geographic area						(46,018)	(11,732)
Net income (loss) by geographic area						(47,073)	(17,081)
Identifiable assets by geographic area						38,143	31,087	38,143
Long lived assets by geographic area						18,269	15,712	18,269
Goodwill by geographic area						8,737	8,737	8,737
Successor [Member] | CANADA
Revenues by geographic area						908	413
Operating income (loss) by geographic area						(2,380)	(2,054)
Net income (loss) by geographic area						(2,332)	(2,368)
Identifiable assets by geographic area						627	272	627
Long lived assets by geographic area						320	175	320
Goodwill by geographic area
Successor [Member] | PHILIPPINES
Revenues by geographic area						884	917
Operating income (loss) by geographic area						190	45
Net income (loss) by geographic area						188	41
Identifiable assets by geographic area						434	444	434
Long lived assets by geographic area						148	46	148
Goodwill by geographic area
Successor [Member] | Eliminations [Member]
Revenues by geographic area						(884)	(917)
Operating income (loss) by geographic area
Net income (loss) by geographic area						(21)
Identifiable assets by geographic area						(2,623)		(2,623)
Long lived assets by geographic area
Goodwill by geographic area
Predecessor [Member]
Revenues by geographic area	1,620
Operating income (loss) by geographic area	(4,381)
Net income (loss) by geographic area	(4,380)
Predecessor [Member] | UNITED STATES
Revenues by geographic area	1,395
Operating income (loss) by geographic area	(3,479)
Net income (loss) by geographic area	(3,342)
Predecessor [Member] | CANADA
Revenues by geographic area	285
Operating income (loss) by geographic area	(905)
Net income (loss) by geographic area	(1,041)
Predecessor [Member] | PHILIPPINES
Revenues by geographic area	160
Operating income (loss) by geographic area	3
Net income (loss) by geographic area	3
Predecessor [Member] | Eliminations [Member]
Revenues by geographic area	(220)
Operating income (loss) by geographic area
Net income (loss) by geographic area